Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 179,932	$ 93,861	$ 179,041
Prepaid expenses	58,701	58,060	41,000
Total current assets	238,633	151,921	220,041
Total assets	238,633	151,921	220,041
Current liabilities
Accounts payable and accrued expenses	357,434	185,521	413,224
Accounts payable - related parties			65,048
Promissory note payable	399,312	399,312
Notes payable, net of discounts	1,416,060	1,065,756	306,352
Total current liabilities	2,172,806	1,650,589	784,624
Total liabilities	2,172,806	1,650,589	784,624
Stockholders' (Deficit)
Common stock, par value $0.00001, 100,000,000 shares authorized, 26,424,479 shares issued and outstanding at December 31, 2024 and 2023, respectively	264	264	264
Additional paid-in capital	2,629,823	2,629,823	2,343,540
Accumulated deficit	(4,564,260)	(4,128,755)	(2,908,387)
Total stockholders' (deficit)	(1,934,173)	(1,498,668)	(564,583)
Total liabilities and stockholders' (deficit)	238,633	151,921	220,041
Series A Preferred Stock [Member]
Stockholders' (Deficit)
Preferred stock value